Other Intangible Assets, net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Amortization expenses recorded in selling, general and administrative expenses	$ 75.8	$ 77.3	$ 50.0